KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments - March 31, 2020 (Unaudited)

COMMON STOCKS - 71.26%	Shares	Value
Accommodation - 0.19%
Civeo Corporation*	2,294,800	$945,228

Amusement, Gambling, and Recreation Industries - 0.23%
Las Vegas Sands Corp.	27,600	1,172,172

Beverage and Tobacco Product Manufacturing - 0.06%
Crimson Wine Group Limited*	54,262	317,162

Cable and Other Subscription Programming - 0.78%
Discovery Communications, Inc. - Class A*^	140,100	2,723,544
Discovery Communications, Inc. - Class C*	70,900	1,243,586
		3,967,130
Data Processing, Hosting, and Related Services - 0.01%
IHS Markit Limited	1,200	72,000

Food Services and Drinking Places - 1.55%
The Wendy’s Company	530,200	7,889,376

Insurance Carriers and Related Activities - 1.48%
Markel Corporation*	8,100	7,515,909

Management of Companies and Enterprises - 5.22%
Associated Capital Group, Inc. - Class A^	279,200	8,543,520
Bollore SA	193,000	534,278
Icahn Enterprises LP	360,000	17,431,200
		26,508,998
Mining (except Oil and Gas) - 4.07%
Franco-Nevada Corporation	198,700	19,774,624
Wheaton Precious Metals Corporation	32,400	891,972
		20,666,596
Nonstore Retailers - 0.09%
Expedia Group, Inc.	8,000	450,160

Oil and Gas Extraction - 27.72%
Texas Pacific Land Trust[c]	370,400	140,755,704
Tourmaline Oil Corp.[f]	6,400	39,292
		140,794,996

Other Financial Investment Activities - 6.50%
Brookfield Asset Management, Inc. - Class Ac	647,200	28,638,600
Brookfield Business Partners LP	5,000	127,150
GAMCO Investors, Inc. - Class A	1,800	19,782
Onex Corp.	116,600	4,238,271
		33,023,803
Other Investment Pools and Funds - 0.01%
Partners Value Investments LPf	800	26,718

Other Professional, Scientific, and Technical Services - 0.11%
GMO Internet, Inc.	32,000	540,451

Other Telecommunications - 6.23%
GCI Liberty, Inc. - Class A*	72,000	4,101,840
Liberty Broadband Corporation - Series A*	33,400	3,573,800
Liberty Broadband Corporation - Series C*	101,800	11,271,296
Liberty Media Corp.-Liberty SiriusXM - Class A*	168,500	5,339,765
Liberty Media Corp.-Liberty SiriusXM - Class C*	233,500	7,383,270
		31,669,971
Performing Arts, Spectator Sports, and Related Industries - 3.20%
Live Nation Entertainment, Inc.*	358,000	16,274,680

Professional, Scientific, and Technical Services - 2.02%
CACI International, Inc. - Class A*	46,800	9,881,820
Cookpad, Inc.*	128,000	357,126
		10,238,946
Real Estate - 6.23%
Dream Unlimited Corp. - Class Af	365,000	2,448,377
Equity Lifestyle Properties, Inc. - REIT	128,200	7,368,936
The Howard Hughes Corporation*[c]	432,200	21,834,744
		31,652,057
Satellite Telecommunications - 1.29%
DISH Network Corp. - Class A*	57,800	1,155,422
EchoStar Corporation - Class A*	168,900	5,399,733
		6,555,155
Securities and Commodity Exchanges - 1.50%
Bolsas y Mercados Espanoles SHMSF - ADR	3,600	65,520
Cboe Global Markets, Inc.	84,500	7,541,625
		7,607,145
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.72%
CME Group, Inc.	21,000	3,631,110
IntercontinentalExchange Group, Inc.	400	32,300
		3,663,410
Spectator Sports - 1.03%
Liberty Media Corp.-Liberty Formula One - Class A*	89,900	2,321,218
Liberty Media Corp.-Liberty Formula One - Class C*	106,500	2,899,995
		5,221,213
Support Activities for Water Transportation - 0.68%
Clarkson plc	101,800	2,920,891
Siem Industries, Inc.*[f]	26,300	529,945
		3,450,836
Utilities - 0.34%
Brookfield Infrastructure Corporation - Class A*	4,900	159,446
Brookfield Infrastructure Partners LP	44,000	1,582,680
		1,742,126

TOTAL COMMON STOCKS
(cost $236,608,183)		361,966,238

UNIT INVESTMENT TRUST - 2.76%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.76%
Grayscale Bitcoin Trust*^	1,965,600	13,995,072

TOTAL UNIT INVESTMENT TRUST
(cost $26,406,964)		13,995,072

PREFERRED STOCKS - 0.00%
Other Investment Pools and Funds - 0.00%
Partners Value Investments LP - Class A	217	4,123

TOTAL PREFERRED STOCKS
(cost $1,764)		4,123

WARRANTS - 0.00%	Shares
Other Investment Pools and Funds - 0.00%
Partners Value Investments LP*f	800	2,984
Expiration: 06/30/2026, Exercise Price: 32.45 CAD

TOTAL WARRANTS
(cost $2,367)		2,984

TOTAL INVESTMENTS - 74.02%
(cost $263,019,278)		$375,968,417
______________________________
Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2020.  Total loaned securities had a market value of $18,605,019 at March 31, 2020.  The remaining contractual maturities of all of the securities lending transactions were overnight and continuous. The total collateral for the loaned securities was cash in the amount of $19,064,778.

[c]	- Significant Investment - Greater than 5% of net assets.
[f]	- Level 2 Investment.
ADR	- American Depositary Receipt.
CAD	- Canadian Dollars.
REIT	- Real Estate Investment Trust.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -     Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio or the Spin-off Fund has the ability to access.
Level 2 -     Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -     Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio or the Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of March 31, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$358,921,906	$3,044,332	$–	$361,966,238
Unit Investment Trust	13,995,072	–	–	13,995,072
Preferred Stocks	–	–	4,123	4,123
Warrants	–	2,984	–	2,984
Total Investments in Securities	$372,916,978	$3,047,316	$4,123	$375,968,417

During the three-month period ended March 31, 2020, there was a transfer of $4,123 out of Level 2 into Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2019	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-	*
Transfer in and/or out of Level 3	4,123
Balance as of March 31, 2020	$4,123

Description	Fair Value at 3/31/2020	Valuation Techniques	Unobservable Input	Range
Preferred Stocks	$4,123	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$15.00-$19.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

_________________________________________

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.